Time Deposit Maturities (Schedule of Time Deposits Included in Interest-Bearing Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maturities Of Time Deposits [Abstract]
2017	$ 960,031
2018	144,921
2019	96,875
2020	80,075
2021	49,002
2022 and after	24,229
Total	1,355,133
Total certificates of deposit $100,000 and more	648,433	$ 443,389
Time Deposits A Or Above FDIC Insurance Limit	$ 500,000